FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jan. 26, 2022
Non-derivatives:
Cash and cash equivalents, carrying value	[1]	$ 309,419	$ 129,135	$ 77,272	$ 28,919
Trade accounts receivable, carrying value		6,351	2,467
Current portion of long-term debt and short-term debt, carrying value		(159,739)	(180,065)
Long-term debt, carrying value		(904,162)	(958,237)
Derivatives:
Debt issuance costs		6,600	6,200
Level 1 | Carrying value
Non-derivatives:
Cash and cash equivalents, carrying value		309,419	129,135
Restricted cash and short-term deposits, carrying value		4,028	3,942
Trade accounts receivable, carrying value		6,351	2,467
Trade accounts payable, carrying value		(31,405)	(2,576)
Level 1 | Fair value
Non-derivatives:
Cash and cash equivalents, fair value		309,419	129,135
Restricted cash and short-term deposits, fair value		4,028	3,942
Trade accounts receivable, fair value		6,351	2,467
Trade accounts payable, fair value		(31,405)	(2,576)
Level 2 | Carrying value
Non-derivatives:
Current portion of long-term debt and short-term debt, carrying value		(161,690)	(181,694)
Long-term debt, carrying value		(908,768)	(962,794)
Derivatives:
Interest rate swaps asset		14,797	8,736
Interest rate swaps liability		0	(385)
Level 2 | Fair value
Non-derivatives:
Current portion of long-term debt and short-term debt, fair value		(161,690)	(181,694)
Long-term debt, fair value		(908,768)	(962,794)
Derivatives:
Interest rate swaps asset		14,797	8,736
Interest rate swaps liability		$ 0	$ (385)

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.